Contract liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Contract liabilities
40	Contract liabilities

	2019 RMB million	2018 RMB million
Unredeemed credits under the frequent flyer award programs (Notes (i) & (ii))	1,568	1,693
Others	42	—

	1,610	1,693

Notes:

(i)
As at December 31, 2019, the aggregated amount of the transaction price allocated to the remaining performance obligation, which is the unredeemed credits under the frequent flyer award programs, amounted to RMB3,331 million (December 31, 2018: RMB3,711 million). This amount represents revenue expected to be recognized in the future when the customers take possession of the goods or services redeemed.

(ii)	The amounts represent the unredeemed credits under the frequent flyer award programs. Movement in the accounts is set out below:

	2019	2018
	RMB million	RMB million
Balance at January 1	3,711	3,261
-Current	1,693	1,461
-Non-current	2,018	1,800
Addition as a result of increase of the unredeemed credits under the frequent flyer award programs	1,979	2,161
Reduction as a result of revenue recognized during the year	(2,359)	(1,711)
Representing:
-Recognized as revenue from opening balance of contract liabilities	(1,948)	(1,461)
-Recognized as revenue from current year addition of contract liabilities	(411)	(250)

Balance at December 31	3,331	3,711

Representing:
-Current	1,568	1,693
-Non-current (Note 42)	1,763	2,018